Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents (Details) (Parenthetical) $ in Thousands, $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
CashAndCashEquivalentLineItems [Line Items]
Non-refundable Early Option Price Installment	$ 47,149
Business and Savings Accounts [Member]
CashAndCashEquivalentLineItems [Line Items]
Non-refundable Early Option Price Installment	$ 47,149		$ 47,149
Business and Savings Accounts [Member] | US Dollar [Member]
CashAndCashEquivalentLineItems [Line Items]
Non-refundable Early Option Price Installment		$ 37,500		$ 37,500